Equity - Summary of Information Relating to Share Options Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	20,152	19,775	22,068
Weighted Average Remaining Life of Outstanding Options (months)	64 years
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 58.80
$ 5.34 — $ 15.35
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	5,400
Weighted Average Remaining Life of Outstanding Options (months)	70 years
$ 5.34 — $ 15.35 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 5.34
$ 5.34 — $ 15.35 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 15.35
$ 15.36 — $ 24.97
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,471
Weighted Average Remaining Life of Outstanding Options (months)	60 years
$ 15.36 — $ 24.97 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 15.36
$ 15.36 — $ 24.97 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 24.97
$ 24.98 — $ 26.79
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	2,155
Weighted Average Remaining Life of Outstanding Options (months)	47 years
$ 24.98 — $ 26.79 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 24.98
$ 24.98 — $ 26.79 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.79
$ 26.80 — $ 36.85
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	6,123
Weighted Average Remaining Life of Outstanding Options (months)	70 years
$ 26.80 — $ 36.85 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 26.80
$ 26.80 — $ 36.85 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 36.85
$ 36.86 — $ 58.80
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding Share Options (in shares) | shares	3,003
Weighted Average Remaining Life of Outstanding Options (months)	58 years
$ 36.86 — $ 58.80 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 36.86
$ 36.86 — $ 58.80 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise Price Range (in dollars per share)	$ 58.80